Summary of Significant Accounting Policies - Additional Information (Detail)		3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2021 USD ($) segment $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 22, 2020 USD ($)	Jan. 01, 2019 USD ($)
Accounting Policies [Line Items]
Number of Reportable Segments | segment			1
Adjustment to additional paid in capital stock issuance costs						$ 180,000
Estimated fair value of the long term debt including current portion		$ 400,900,000			$ 400,900,000	188,800,000
Impairment loss					0	0
Other revenue			$ 1,700,000	$ 400,000	500,000	1,000,000.0
Retained earnings	$ (97,284,000)	$ (80,802,000)	(97,284,000)		(80,802,000)	(47,339,000)
Payment of deferred transaction costs			4,254,000	0
Gain on fair value remeasurement of contingent consideration			$ 2,400,000	$ 0
CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Term of restricted investments		185 days	185 days
Assets held in Trust Account	402,519,359	$ 402,501,008	$ 402,519,359		402,501,008
Adjustment to additional paid in capital stock issuance costs		22,926,943	$ 22,926,943
Class of warrants or rights exercised | shares			0
Retained earnings	$ (36,739,536)	$ (30,865,045)	$ (36,739,536)		(30,865,045)
Private Placement Warrants [Member] | Sponsor [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Class of warrant or right outstanding | shares	1,500,000		1,500,000
Class of warrants or rights exercise price of warrant or right | $ / shares	$ 11.00		$ 11.00
Class of warrants or rights number of shares called by each warrant or right | shares	1		1
Private Placement Warrants [Member] | Redeemable Warrants [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share | shares		17,429,167	17,429,167
Class A Common Stock Subject To Possible Redemption [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs		$ 997,322	$ 997,322
Redeemable warrant liability [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Adjustment to additional paid in capital stock issuance costs		21,929,621	21,929,621
Minimum [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Cash insured with federal deposit insurance corporation	$ 250,000	250,000	250,000		250,000
US Government Corporations and Agencies Securities [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Assets held in Trust Account	402,517,410	402,500,000	402,517,410		402,500,000
Interest Receivable On Government Securities [Member] | CBRE Acquisition Holdings Inc [Member]
Accounting Policies [Line Items]
Assets held in Trust Account	1,949	1,008	$ 1,949		1,008
Accounting Standards Update 2014-09 [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Accounting Policies [Line Items]
Retained earnings								$ 800,000
Decrease in operating revenue						800,000
Other Income [Member] | Grant [Member] | Hawai [Member]
Accounting Policies [Line Items]
Grant income					$ 0	2,200,000
Net Metering Credit Agreements [Member]
Accounting Policies [Line Items]
Weighted average remaining life			19 years		19 years
Site Lease Agreement [Member]
Accounting Policies [Line Items]
Weighted average remaining life			15 years		15 years
Site Lease Agreements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Intangible assets,estimated useful life					minus 30 years
Site Lease Agreements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Intangible assets,estimated useful life					15 years
Power Purchase Agreements And Net Metering Credit Agreements [Member] | Maximum [Member]
Accounting Policies [Line Items]
Intangible assets,estimated useful life					minus 25 years
Power Purchase Agreements And Net Metering Credit Agreements [Member] | Minimum [Member]
Accounting Policies [Line Items]
Intangible assets,estimated useful life					15 years
Other Long Term Liabilities [Member]
Accounting Policies [Line Items]
Liability for the contingent consideration,Fair value	2,700,000	5,100,000	$ 2,700,000		$ 5,100,000
Other Long Term Liabilities [Member] | Site Lease Agreement [Member]
Accounting Policies [Line Items]
Operating lease liability	1,800,000	1,200,000	1,800,000		1,200,000	$ 800,000
Other Current Assets [Member]
Accounting Policies [Line Items]
Deferred costs, Current	7,100,000	$ 0	7,100,000		$ 0
Other Current Liabilities [Member]
Accounting Policies [Line Items]
Payment of deferred transaction costs			(4,300,000)
Deferred transaction costs accrued, Current	$ 2,800,000		$ 2,800,000
Solar Acquisition [Member]
Accounting Policies [Line Items]
Aggregate Contingent consideration amount payable upon achieving certain market power rates and power volumes							$ 10,500,000
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Accounting Policies [Line Items]
Concentration risk,Percentage					12.40%	10.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Customer [Member]
Accounting Policies [Line Items]
Concentration risk,Percentage	12.10%				12.40%
Customer Concentration Risk [Member] | Revenue Benchmark [Member]
Accounting Policies [Line Items]
Concentration risk,Percentage					10.40%	12.30%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | No Customer [Member]
Accounting Policies [Line Items]
Concentration risk,Percentage			10.00%	10.00%